Document and Entity Information	Jun. 08, 2022
Cover [Abstract]
Entity Registrant Name	TPI COMPOSITES, INC
Amendment Flag	false
Entity Central Index Key	0001455684
Document Type	8-K
Document Period End Date	Jun. 08, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-37839
Entity Tax Identification Number	20-1590775
Entity Address, Address Line One	8501 N. Scottsdale Rd
Entity Address, Address Line Two	Gainey Center II
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85253
City Area Code	480
Local Phone Number	305-8910
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	TPIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false